Derivatives and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments
The
following table presents information relating to the Company’s interest rate swap arrangements as of December 31, 2021 and 2022.

	Effective date	Termination date	Fixed Rate (Company pays)	Floating Rate (Company receives)	Fair Value Asset/ (Liability) December 31, 2021	Notional Amount December 31, 2021	Fair Value Asset/ (Liability) December 31, 2022	Notional Amount December 31, 2022
Swap 1	August 16, 2017	May 16, 2025	2.12%	3-month U.S. dollar LIBOR	$(358,988)	$11,680,250	$536,901	$10,664,750
Swap 2	April 10, 2018	December 11, 2025	2.74%	3-month U.S. dollar LIBOR	$(1,398,025)	$25,380,000	$955,139	$23,308,000
Swap 3	February 16, 2019	February 16, 2024	2.89%	3-month U.S. dollar LIBOR	$(486,439)	$11,680,250	$256,813	$10,664,750
Swap 4	January 21, 2021	January 21, 2028	0.73%	3-month U.S. dollar LIBOR	$(293,862)	$13,210,750	$1,398,984	$11,866,750
Swap 5	January 21, 2021	January 21, 2028	0.73%	3-month U.S. dollar LIBOR	$(292,709)	$13,173,250	$1,393,330	$11,829,250
Swap 6	January 21, 2021	January 21, 2028	0.74%	3-month U.S. dollar LIBOR	$(321,857)	$14,347,975	$864,286	$7,197,547
Swap 7	February 5, 2022	June 30, 2026	1.49%	3-month U.S. dollar LIBOR	—	—	$1,697,402	$25,152,330
Total					$(3,151,880)	$89,472,475	$7,102,855	$100,683,377

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Tabular disclosure of financial instruments is as follows:

		December 31,
		2021		2022
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	—	—	5,405,453	—
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	3,151,880	—	—

Total derivatives designated as hedging instruments		—	3,151,880	5,405,453	—

		December 31,
		2021		2022
Derivatives not designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	—	—	1,697,402	—

Total derivatives not designated as hedging instruments		—	—	1,697,402	—

Schedule of Derivative Instruments, Gain (Loss)
The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Location of Gain/(Loss)	Year Ended December 31,
Derivatives not designated as hedging instruments	Recognized	2020	2021	2022
Interest Rate Swap — Reclassification from OCI	(Loss)/gain on derivatives	60,954	265,610	—
Interest Rate Swap — Change in Fair Value	(Loss)/gain on derivatives	7,186	—	1,697,401
Interest Rate Swap — Realized (expense)/income	(Loss)/gain on derivatives	(119,116)	(25,457)	1,061

Total loss/(gain) on derivatives		(50,976)	240,153	1,698,462

	Location of (Loss)/Gain	Year Ended December 31,
Derivatives designated as hedging instruments	Recognized	2020	2021	2022
Interest Rate Swap — Realized expense	Interest and finance costs	(1,190,400)	(2,183,187)	(126,241)

Total loss on derivatives		(1,190,400)	(2,183,187)	(126,241)

Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive (loss)/income included in the accompanying consolidated balance sheets consist of unrealized gain / (loss) on cash flow hedges relating to the Company’s interest rate swap contracts and are analyzed as follows:

Unrealized (Loss)/ Income on cash flow hedges

Balance, January 1, 2020	(2,259,043)
Other comprehensive loss before reclassifications	(3,823,226)

Amounts reclassified from accumulated other comprehensive loss relating to qualifying hedges	1,190,400
Other reclassification adjustments	(60,954)

Balance, December 31, 2020	(4,952,823)

Other comprehensive loss before reclassifications	(68,699)
Amounts reclassified from accumulated other comprehensive loss relating to qualifying hedges	2,183,187
Other reclassification adjustments	(265,610)

Balance, December 31, 2021	(3,103,945)

Other comprehensive income before reclassifications	8,164,187
Amounts reclassified from accumulated other comprehensive income relating to qualifying hedges	126,241

Balance, December 31, 2022	5,186,483

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2021:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swap Agreements	(3,151,880)	—	(3,151,880)	—

Total	(3,151,880)	—	(3,151,880)	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2022:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Interest Rate Swap Agreements	7,102,855	—	7,102,855	—

Total	7,102,855	—	7,102,855	—

Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis
The

following tables present the fair values for assets measured on a non-recurring
basis categorized into a Level based upon the lowest level of significant input to the valuations:

		Fair Value Measurements Using
Description	Fair Value as of June 30, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	12,500,000	—	12,500,000	—	(1,125,243)
Long-lived assets held and used	3,250,000	—	3,250,000	—	(49,977)

Total	15,750,000	—	15,750,000	—	(1,175,220)
The vessel Eco Loyalty was recorded at its fair value less costs to sell of $12,250,000 as of June 30, 2021 following the memorandum of agreement for the disposal of this vessel in May 2021. Fair value amounted to $12,500,000 and estimated costs to sell amounted to $250,000. Fair value was determined based on the transaction price, as the sale price was agreed with an unaffiliated third party. The vessel was still classified as held for sale as of December 31, 2021.
The vessel Gas Monarch (held and used) was written down to its estimated fair value of $3,250,000 as of June 30, 2021, as determined by the Company based on vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $49,977. Depreciation amounting to $195,858 was recorded in the period from July 1, 2021 to December 31, 2021. As of December 31, 2021, the vessel was written down to its estimated fair value of $3,000,000, as determined by the Company based on vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $54,142.

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2021	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	12,650,000	—	12,650,000	—	(1,333,950)

Total	12,650,000	—	12,650,000	—	(1,333,950)
As a result of the impairment analysis performed as of December 31, 2021, two of the Company’s vessels (held and used), including the vessel Gas Monarch discussed above, were written down to their estimated fair value as determined by the Company based on the recent transaction price as well as vessel valuations, obtained from independent third party shipbrokers, which are mainly based on recent sales and purchase transactions of similar vessels, resulting in an impairment charge of $1,333,950.

		Fair Value Measurements Using
Description	Fair Value as of March 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held and used	2,375,000	—	2,375,000	—	(529,532)

Total	2,375,000	—	2,375,000	—	(529,532)

As

a result of the impairment analysis performed as of March 31, 2022, the vessel Gas Monarch (held and used) was written down to its estimated fair value as determined by the Company based on the recent transaction price, resulting in an impairment charge of $
529,532
. This vessel was sold on May 23, 2022 (Note 6).

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2022	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss
Long-lived assets held for sale	10,800,000	—	10,800,000	—	(2,591,924)

Long-lived assets held and used	2,100,000		2,100,000		(45,578)

Total	12,900,000	—	12,900,000	—	(2,637,502)
The vessels Gas Prodigy and Gas Spirit were classified as held for sale as of December 31, 2022 (Note 6) and were recognized at their fair value of $10,800,000 less costs to sell of $220,404. The fair value was determined based on the transaction price, as the sale price was agreed with unaffiliated third parties. Furthermore, as a result of the impairment analysis performed as of December 31, 2022, the vessel Gas Galaxy (held and used) was written down to its estimated fair value as determined by the Company based on the recent transaction price, resulting in an impairment charge of $45,578 (Note 6).